Other current liabilities	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Other current liabilities

Note 14. Other current liabilities

	As of December 31, 2022	As of December 31, 2023

	$ in thousands
VAT Payables	3,058	-
Accruals for personnel related expenses	9,421	9,368
Other	700	852
Total other current liabilities	13,179	10,219

Accruals for personnel are related to annual bonuses, PTO accruals and social expenses on stock options.

Other current liabilities decreased by $3.0 million between December 31, 2023 and December 31, 2022, the decrease is related to the payment in 2023 of the VAT payables due to the collected VAT on the Servier milestone invoice in December 2022.